Shareholder Fees {- Fidelity Freedom Blend 2045 Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 | Fidelity Freedom Blend 2045 Fund
Shareholder Fees:
(fees paid directly from your investment)	none